OTHER GAINS, NET - Components of Other Gains, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Other Income and Expenses [Abstract]
Foreign currency exchange (losses) gains, net	$ (1,907)	$ 890
Derecognition of accrued pricing liabilities	3,204	810
Other (losses) gains, net	(121)	398
Other gains (losses), net	$ 1,176	$ 2,098